Accrued Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accrued Liabilities
Schedule of accrued liabilities

	September 30,	December 31,
	2013	2012
Accrued wages and benefits	$156,950	$136,334
Accrued paid time-off	27,267	25,626
Current portion of self-insurance reserves	47,902	49,224
Accrued restructuring	6,504	12,318
Current portion of compliance and legal	6,166	3,711
Accrued billing and collection fees	3,263	4,945
Accrued incentive compensation	20,249	22,274
Accrued interest	27,660	7,889
Accrued income taxes	30,114	19,487
Accrued dissenting shareholder settlement	—	41,826
Other	56,643	63,796
Total accrued liabilities — Corporation	$382,718	$387,430
Adjustments for Holding:
Accrued interest	—	10,406
Accrued income taxes	(30,114)	(8,901)
Total accrued liabilities — Holding	$352,604	$388,935

Table 1